united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Cabana Target Beta ETF

(TDSB) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Cabana Target Beta ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Beta ETF	$91	0.89%

How did the Fund perform during the reporting period?

The Cabana Target Beta ETF (ticker: TDSB) aims to provide investors and advisors with long-term growth by achieving its investment objective with limited volatility and reduced correlation to the overall market. TDSB aims to target a beta of 0.35% relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and will vary based on a proprietary algorithm, which looks to respond to market conditions. As of April 30, 2025, the fund returned 4.32% during its fiscal year, which runs from May 1, 2024 – April 30, 2025.

This is compared to the primary benchmark S&P 500 Index, which was up 12.10% for the same time period. The secondary Morningstar Conservative Target Risk Index returned 9.10% and the S&P Target Risk Moderate Index returned 9.47%. The primary detractor to the Fund's performance compared to each of these benchmarks was the Fund's overweight positions in U.S Energy and Healthcare. Energy was down 11 % during the same time, while Healthcare was down 2% during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cabana Target Beta ETF - NAV
S&P 500® Index
Morningstar Conservative Target Risk Index
S&P Target Risk Moderate Index
$20,000
$15,000
$10,000
$5,000
$0
$17,633
$11,930
$10,605
$9,703
09/16/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Cabana Target Beta ETF - NAV	S&P 500® Index	Morningstar Conservative Target Risk Index	S&P Target Risk Moderate Index
09/16/20	$10,000	$10,000	$10,000	$10,000
04/30/21	$10,147	$12,465	$10,350	$10,864
04/30/22	$9,283	$12,491	$9,588	$10,106
04/30/23	$8,792	$12,824	$9,551	$10,230
04/30/24	$9,302	$15,730	$9,721	$10,899
04/30/25	$9,703	$17,633	$10,605	$11,930

Average Annual Total Returns

	1 Year	Since Inception (September 16, 2020)
Cabana Target Beta ETF - NAV	4.32%	-0.65%
S&P 500® Index	12.10%	13.06%
Morningstar Conservative Target Risk Index	9.10%	1.28%
S&P Target Risk Moderate Index	9.47%	3.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Net Assets	$72,947,809
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$642,886
Portfolio Turnover Rate	200%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
58.8%
Equity
36.4%
Specialty
4.9%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Specialty	4.9%
Equity	36.4%
Fixed Income	58.8%

Top 10 Holdings (% of net assets)

Janus Henderson AAA CLO ETF	19.5%
Vanguard Mega Cap ETF	15.8%
Vanguard Tax-Exempt Bond Index ETF	14.8%
SPDR Dow Jones Industrial Average ETF	10.3%
iShares 3-7 Year Treasury Bond ETF	9.8%
JPMorgan Ultra-Short Income ETF	9.8%
Vanguard Total Stock Market ETF	5.2%
JPMorgan Equity Premium Income ETF	5.1%
Invesco DB US Dollar Index Bullish Fund	4.9%
Vanguard Short-Term Bond ETF	4.9%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Cabana Target Beta ETF (TDSB) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-TDSB

Cabana Target Drawdown 10 ETF

(TDSC) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Cabana Target Drawdown 10 ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Drawdown 10 ETF	$70	0.69%

How did the Fund perform during the reporting period?

The Cabana Target Drawdown 10 ETF (ticker: TDSC) seeks to provide long-term growth within a targeted risk parameter of ten percent (10%) from peak to trough. Traditional investment strategies set risk in terms of equity exposure, which is held static regardless of market conditions. This can leave investors uncertain about their potential for loss, create anxiety during times of market volatility, and turn the growth of an account over to chance. TDSC was created with the goal of addressing these common issues and pitfalls to provide a better investment experience. As of April 30, 2025, the Fund returned 2.96% during the Fund's Fiscal Year, which runs from May 1, 2024-April 30, 2025.

This is compared to the primary benchmark S&P 500 Index, which was up 12.10% for the same time period. The secondary Morningstar Moderately Conservative Target Risk Index returned 9.82% and the S&P Target Risk Moderate Index returned 9.47%. The primary detractor to the Fund's performance compared to each of these benchmarks was the Fund's overweight positions in U.S. Energy, Healthcare and Commodities exposure. Energy was down 11% during the same time, while Healthcare was down 2% and Commodities were close to flat during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cabana Target Drawdown 10 ETF - NAV
S&P 500® Index
Morningstar Moderately Conservative Target Risk Index
S&P Target Risk Moderate Index
$20,000
$15,000
$10,000
$5,000
$0
$17,633
$11,930
$11,783
$10,179
09/16/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25

	Cabana Target Drawdown 10 ETF - NAV	S&P 500® Index	Morningstar Moderately Conservative Target Risk Index	S&P Target Risk Moderate Index
09/16/20	$10,000	$10,000	$10,000	$10,000
04/30/21	$10,529	$12,465	$10,875	$10,864
04/30/22	$9,727	$12,491	$10,134	$10,106
04/30/23	$9,165	$12,824	$10,176	$10,230
04/30/24	$9,887	$15,730	$10,729	$10,899
04/30/25	$10,179	$17,633	$11,783	$11,930

Average Annual Total Returns

	1 Year	Since Inception (September 16, 2020)
Cabana Target Drawdown 10 ETF - NAV	2.96%	0.39%
S&P 500® Index	12.10%	13.06%
Morningstar Moderately Conservative Target Risk Index	9.82%	3.62%
S&P Target Risk Moderate Index	9.47%	3.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Net Assets	$154,282,435
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$1,414,278
Portfolio Turnover Rate	256%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
59.4%
Fixed Income
31.2%
Commodity
9.2%
Money Market Funds
1.2%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Money Market Funds	1.2%
Commodity	9.2%
Fixed Income	31.2%
Equity	59.4%

Top 10 Holdings (% of net assets)

Technology Select Sector SPDR Fund	16.0%
iShares Latin America 40 ETF	15.3%
Health Care Select Sector SPDR Fund	15.2%
iShares Short Treasury Bond ETF	14.4%
JPMorgan Nasdaq Equity Premium Income ETF	10.3%
Goldman Sachs Physical Gold ETF	9.2%
Janus Henderson AAA CLO ETF	7.2%
Vanguard Tax-Exempt Bond Index ETF	4.9%
JPMorgan Ultra-Short Income ETF	4.8%
JPMorgan Equity Premium Income ETF	2.5%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Cabana Target Drawdown 10 ETF (TDSC) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-TDSC

Cabana Target Leading Sector Moderate ETF

(CLSM) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Cabana Target Leading Sector Moderate ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Leading Sector Moderate ETF	$70	0.69%

How did the Fund perform during the reporting period?

The Cabana Target Leading Sector Moderate ETF (ticker: CLSM) aims to provide investors and advisors with exposure to sectors of the economy that we believe will potentially provide superior investment returns. The primary objective of CLSM is to provide long-term growth potential through active management. The Fund returned 3.52% for its fiscal year (May 1, 2024 – April 30, 2025).

The benchmark S&P 500  Index (which is the primary indicator inside the algorithm that runs the CLSM strategy) was up 12.10% for the same time period. The secondary Morningstar Moderate Target Risk benchmark was up 10.47%. Finally, the S&P Target Risk Moderate Index, was up 9.47%. The primary detractor to the Fund’s performance compared to each of these benchmarks was the Fund’s overweight positions in U.S. Energy and Healthcare. Energy was down 11% during the same time, while Healthcare was down 2% during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cabana Target Leading Sector Moderate ETF - NAV
S&P 500® Index
Morningstar Moderate Target Risk Index
S&P Target Risk Moderate Index
$15,000
$10,000
$5,000
$0
$13,449
$10,951
$10,723
$8,670
07/12/21
04/30/22
04/30/23
04/30/24
04/30/25

	Cabana Target Leading Sector Moderate ETF - NAV	S&P 500® Index	Morningstar Moderate Target Risk Index	S&P Target Risk Moderate Index
07/12/21	$10,000	$10,000	$10,000	$10,000
04/30/22	$8,752	$9,527	$9,111	$9,083
04/30/23	$8,375	$9,781	$9,158	$9,195
04/30/24	$8,375	$11,998	$9,913	$9,795
04/30/25	$8,670	$13,449	$10,951	$10,723

Average Annual Total Returns

	1 Year	Since Inception (July 12, 2021)
Cabana Target Leading Sector Moderate ETF - NAV	3.52%	-3.69%
S&P 500® Index	12.10%	8.11%
Morningstar Moderate Target Risk Index	10.47%	2.42%
S&P Target Risk Moderate Index	9.47%	1.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Net Assets	$119,195,954
Number of Portfolio Holdings	7
Total Advisory Fee Paid	$1,059,326
Portfolio Turnover Rate	401%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.5%
Money Market Funds
21.8%
Fixed Income
14.3%
Commodity
9.0%
Liabilities in Excess of Other Assets
-21.6%

Value	Value
Liabilities in Excess of Other Assets	-21.6%
Commodity	9.0%
Fixed Income	14.3%
Money Market Funds	21.8%
Equity	76.5%

Top 10 Holdings (% of net assets)

Technology Select Sector SPDR Fund	31.4%
iShares Latin America 40 ETF	29.9%
Invesco Government & Agency Portfolio, Institutional Class	21.8%
Vanguard Tax-Exempt Bond Index ETF	14.3%
JPMorgan Nasdaq Equity Premium Income ETF	10.1%
Goldman Sachs Physical Gold ETF	9.0%
Invesco Nasdaq 100 ETF	5.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Cabana Target Leading Sector Moderate ETF (CLSM) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-CLSM

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$43,500
2024	$42,600

(b)           Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)           Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$10,500
2024	$10,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)           All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025, and 2024, respectively.

(e)(1)       The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)       There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Cabana Target Beta ETF (TDSB) Cabana Target Drawdown 10 ETF (TDSC) Cabana Target Leading Sector Moderate ETF (CLSM) Annual Financials and Other Information April 30, 2025

Exchange Listed Funds Trust TABLE OF CONTENTS April 30, 2025

Financial Statements (Form NCSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

i

CABANA TARGET BETA ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Exchange-Traded Funds — 100.1%
Equity — 36.4%
JPMorgan Equity Premium Income ETF	67,138	$3,732,201
SPDR Dow Jones Industrial Average ETF Trust	18,547	7,536,388
Vanguard Mega Cap ETF	57,371	11,490,838
Vanguard Total Stock Market ETF	14,010	3,822,208
		26,581,635

Fixed Income — 58.8%
iShares 3-7 Year Treasury Bond ETF	60,007	7,164,236
Janus Henderson AAA CLO ETF	281,588	14,231,458
JPMorgan Ultra-Short Income ETF	140,098	7,095,964
Vanguard Short-Term Bond ETF	45,260	3,565,583
Vanguard Tax-Exempt Bond Index ETF	219,532	10,800,974
		42,858,215

Specialty — 4.9%
Invesco DB US Dollar Index Bullish Fund	130,876	3,587,311

Total Exchange-Traded Funds (Cost $71,520,492)		73,027,161

Total Investments — 100.1% (Cost $71,520,492)		73,027,161

Liabilities in Excess of Other Assets — (0.1)%		(79,352)

Total Net Assets — 100.0%		$72,947,809

ETF   - Exchange-Traded Fund

SPDR- Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

CABANA TARGET BETA ETF SUMMARY OF INVESTMENTS April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	36.4%
Fixed Income	58.8%
Specialty	4.9%
Total Exchange-Traded Funds	100.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

CABANA TARGET DRAWDOWN 10 ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Exchange-Traded Funds — 99.8%
Commodity — 9.2%
Goldman Sachs Physical Gold ETF(a)	436,533	$14,213,514

Equity — 59.4%
Health Care Select Sector SPDR Fund	167,072	23,468,604
iShares Latin America 40 ETF(c)	946,924	23,578,408
JPMorgan Equity Premium Income ETF	70,034	3,893,190
JPMorgan Nasdaq Equity Premium Income ETF	309,619	15,895,839
Technology Select Sector SPDR Fund	117,887	24,752,734
		91,588,775

Fixed Income — 31.2%
iShares Short Treasury Bond ETF	200,712	22,170,647
Janus Henderson AAA CLO ETF	220,297	11,133,810
JPMorgan Ultra-Short Income ETF	146,138	7,401,890
Vanguard Tax-Exempt Bond Index ETF	152,664	7,511,069
		48,217,416

Total Exchange-Traded Funds (Cost $147,823,527)		154,019,705

Short-Term Investments — 1.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(d)	1,802,500	1,802,500
Total Short-Term Investments (Cost $1,802,500)		1,802,500

Total Investments — 101.0% (Cost $149,626,027)		155,822,205

Liabilities in Excess of Other Assets — (1.0)%		(1,539,770)

Total Net Assets — 100.0%		$154,282,435

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)        Non-income producing security.

(b)        Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)        All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $1,743,000.

(d)        Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $1,802,500 at April 30, 2025.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Pimco Commodity Strategy Active ETF	$23,721,119	$8,888,289	$(31,019,566)	$(1,822,780)	$232,938	$—	—	$—	$—
Total	$23,721,119	$8,888,289	$(31,019,566)	$(1,822,780)	$232,938	$—	—	$—	$—

See accompanying Notes to Financial Statements.

CABANA TARGET DRAWDOWN 10 ETF SUMMARY OF INVESTMENTS April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.2%
Equity	59.4%
Fixed Income	31.2%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	1.2%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

CABANA TARGET LEADING SECTOR MODERATE ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Exchange-Traded Funds — 99.8%
Commodity — 9.0%
Goldman Sachs Physical Gold ETF(a)	330,026	$10,745,647

Equity — 76.5%
Invesco Nasdaq 100 ETF	31,287	6,127,559
iShares Latin America 40 ETF(c)(f)	1,431,782	35,651,372
JPMorgan Nasdaq Equity Premium Income ETF	234,077	12,017,513
Technology Select Sector SPDR Fund(e)	178,249	37,426,942
		91,223,386

Fixed Income — 14.3%
Vanguard Tax-Exempt Bond Index ETF	346,251	17,035,549

Total Exchange-Traded Funds (Cost $112,410,867)		119,004,582

Short-Term Investments — 21.8%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(d)	25,919,950	25,919,950
Total Short-Term Investments (Cost $25,919,950)		25,919,950

Total Investments — 121.6% (Cost $138,330,817)		144,924,532

Liabilities in Excess of Other Assets — (21.6)%		(25,728,578)

Total Net Assets — 100.0%		$119,195,954

ETF   - Exchange-Traded Fund

SPDR- Standard & Poor’s Depositary Receipt

(a)        Non-income producing security.

(b)        Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)        All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2025 was $25,064,340.

(d)        Security was purchased with cash received as collateral for securities on loan at April 30, 2025. Total collateral had a value of $25,919,950 at April 30, 2025.

(e)        A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com

(f)         A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com

See accompanying Notes to Financial Statements.

CABANA TARGET LEADING SECTOR MODERATE ETF SUMMARY OF INVESTMENTS April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.0%
Equity	76.5%
Fixed Income	14.3%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	21.8%
Total Investments	121.6%
Liabilities in Excess of Other Assets	(21.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2025
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
Assets
Investments, at value(a)	$73,027,161	$155,822,205	$144,924,532
Cash	148,488	346,817	256,462
Receivable for investments sold	544,395	—	—
Securities lending income receivable	41	3,065	264
Dividend and interest receivable	960	925	1,371
Receivable for Adviser	66,961	—	—
Total Assets	73,788,006	156,173,012	145,182,629

Liabilities
Payable for fund shares redeemed	545,774	—	—
Advisory fee payable – net	41,567	88,077	66,725
Payable upon return on securities loaned	—	1,802,500	25,919,950
Income tax payable	252,856	—	—
Total Liabilities	840,197	1,890,577	25,986,675
Net Assets	$72,947,809	$154,282,435	$119,195,954

Net Assets consist of:
Paid-in capital	$153,659,612	$544,729,389	$340,886,631
Accumulated deficit	(80,711,803)	(390,446,954)	(221,690,677)
Net Assets	$72,947,809	$154,282,435	$119,195,954

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,350,000	6,591,665	5,956,941
Net Asset Value, Offering and Redemption Price Per Share	$21.78	$23.41	$20.01
Investments, at cost	$71,520,492	$149,626,027	$138,330,817
(a) Market value of securities on loan	$—	$1,743,000	$25,064,340

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Year Ended April 30, 2025
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
Investment Income
Dividend income	$3,358,297	$5,823,925	$2,813,393
Interest income	77,209	46,099	34,187
Securities lending income (net)	28,843	46,892	5,851
Total Investment Income	3,464,349	5,916,916	2,853,431

Expenses
Advisory fees	745,375	1,639,742	1,228,197
Total Expenses before Income Tax	745,375	1,639,742	1,228,197
Income tax expense	252,856	—	—
Total Expenses after Income Tax	998,231	1,639,742	1,228,197
Waiver	(102,489)	(225,464)	(168,871)
Voluntary Waiver	(66,961)	—	—
Net Expenses After Income Tax	828,781	1,414,278	1,059,326
Net Investment Income (Loss)	2,635,568	4,502,638	1,794,105

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated investments	(1,878,450)	(4,997,607)	(6,099,543)
Affiliated investments	—	(1,503,685)	—
Unaffiliated in-kind redemptions	1,166,810	4,887,982	2,440,820
Affiliated in-kind redemptions	—	(319,095)	—
Net increase from payment made by affiliate (Note 2)	—	—	414,576
	(711,640)	(1,932,405)	(3,244,147)
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	2,964,289	6,848,350	8,973,718
Affiliated investments	—	232,938	—
	2,964,289	7,081,288	8,973,718
Net Realized and Unrealized Gain (Loss) on Investments	2,252,649	5,148,883	5,729,571
Net Increase (Decrease) in Net Assets Resulting From Operations	$4,888,217	$9,651,521	$7,523,676

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Beta ETF		Cabana Target Drawdown 10 ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income (loss)	$2,635,568	$3,774,030	$4,502,638	$8,115,741
Net realized gain (loss) on investments	(711,640)	3,974,179	(1,932,405)	20,559,104
Net change in unrealized gain (loss) on investments	2,964,289	(1,948,601)	7,081,288	(5,565,276)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,888,217	5,799,608	9,651,521	23,109,569

Distributions to Shareholders
Distribution	(2,714,812)	(3,746,980)	(5,029,377)	(7,468,134)
Return of capital	—	(296,809)	—	—
Total Distributions to Shareholders	(2,714,812)	(4,043,789)	(5,029,377)	(7,468,134)

Capital Share Transactions
Proceeds from shares sold	—	73,664,064	—	59,285,116
Proceeds received in connection with merger	—	—	—	111,521,280
Cost of shares redeemed	(42,808,399)	(116,984,521)	(90,034,987)	(408,476,155)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(42,808,399)	(43,320,457)	(90,034,987)	(237,669,759)
Net Increase (Decrease) in Net Assets	(40,634,994)	(41,564,638)	(85,412,843)	(222,028,324)

Net Assets
Beginning of year	$113,582,803	$155,147,441	$239,695,278	$461,723,602
End of year	$72,947,809	$113,582,803	$154,282,435	$239,695,278

Change in Share Transactions
Shares sold	—	3,425,000	—	2,575,000
Shares received in connection with merger	—	—	—	4,866,665
Shares redeemed	(1,925,000)	(5,500,000)	(3,675,000)	(18,000,000)
Net Increase (Decrease) in Shares Outstanding	(1,925,000)	(2,075,000)	(3,675,000)	(10,558,335)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income (loss)	$1,794,105	$4,082,125
Net realized gain (loss) on investments	(3,244,147)	(3,252,322)
Net change in unrealized gain (loss) on investments	8,973,718	(4,482,540)
Net Increase (Decrease) in Net Assets Resulting From Operations	7,523,676	(3,652,737)

Distributions to Shareholders	(2,937,259)	(2,578,282)
Capital Share Transactions
Proceeds from shares sold	—	85,719,201
Proceeds received in connection with merger	—	62,868,722
Cost of shares redeemed	(66,111,294)	(131,761,633)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(66,111,294)	16,826,290
Net Increase (Decrease) in Net Assets	(61,524,877)	10,595,271

Net Assets
Beginning of year	$180,720,831	$170,125,560
End of year	$119,195,954	$180,720,831

Change in Share Transactions
Shares sold	—	4,225,000
Shares received in connection with merger	—	3,106,941
Shares redeemed	(3,200,000)	(6,575,000)
Net Increase (Decrease) in Shares Outstanding	(3,200,000)	756,941

See accompanying Notes to Financial Statements.

Cabana Target Beta ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$21.53	$21.11	$22.66	$25.23	$24.98

Investment operations:
Net investment income (loss)(b)	0.63	0.68	0.29	0.38	0.25
Net realized and unrealized gain (loss) on investments	0.30	0.53	(1.48)	(2.47)	0.11
Total from investment operations	0.93	1.21	(1.19)	(2.09)	0.36

Distributions to shareholders from:
Net investment income	(0.68)	(0.73)	(0.36)	(0.48)	(0.11)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.68)	(0.79)	(0.36)	(0.48)	(0.11)

Net asset value, end of period	$21.78	$21.53	$21.11	$22.66	$25.23
Net Asset Value, Total Return	4.32%	5.81%	(5.31)%	(8.48)%	1.45%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$72,948	$113,583	$155,147	$256,088	$349,383
Ratios to Average Net Assets:
Expenses before fee waiver(d)	1.07%(g)	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.89%(g)(h)	0.65%	0.55%	0.57%	0.54%(e)
Net investment income (loss)	2.83%(g)	3.20%	1.35%	1.49%	1.69%(e)
Portfolio turnover rate(f)	200%	460%	1048%	338%	416%(c)

(a)    For the period September 17, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(g)    Includes 0.27% for the year ended April 30, 2025, attributed to income tax expense, which are not subject to waiver by the Advisor.

(h)    The ratio of expenses after fee waiver to average net assets includes the effect of a voluntary waiver reducing expenses 0.07%.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$23.35	$22.17	$23.93	$26.20	$25.02

Investment operations:
Net investment income (loss)(b)	0.54	0.56	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.18	1.17	(1.68)	(2.25)	1.09
Total from investment operations	0.72	1.73	(1.38)	(1.95)	1.31

Distributions to shareholders from:
Net investment income	(0.66)	(0.55)	(0.38)	(0.32)	(0.13)
Total distributions	(0.66)	(0.55)	(0.38)	(0.32)	(0.13)

Net asset value, end of period	$23.41	$23.35	$22.17	$23.93	$26.20
Net Asset Value, Total Return	2.96%	7.85%	(5.78)%	(7.58)%	5.27%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$154,282	$239,695	$461,724	$782,042	$660,816
Ratios to Average Net Assets:
Expenses before fee waiver(d)	0.80%	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.69%	0.65%	0.55%	0.58%	0.54%(e)
Net investment income (loss)	2.20%	2.48%	1.31%	1.13%	1.46%(e)
Portfolio turnover rate(f)	256%	485%	1068%	319%	451%(c)

(a)    For the period September 17, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts calculated using average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
Net asset value, beginning of period	$19.74	$20.25	$21.83	$25.09

Investment operations:
Net investment income (loss)(b)	0.24	0.54	0.29	0.11
Net realized and unrealized gain (loss) on investments	0.46	(0.52)	(1.23)	(3.21)(c)
Total from investment operations	0.70	0.02	(0.94)	(3.10)

Distributions to shareholders from:
Net investment income	(0.43)	(0.53)	(0.64)	(0.16)
Total distributions	(0.43)	(0.53)	(0.64)	(0.16)

Net asset value, end of period	$20.01	$19.74	$20.25	$21.83
Net Asset Value, Total Return	3.52%(h)	(0.03)%	(4.27)%	(12.51)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$119,196	$180,721	$170,126	$72,025
Ratios to Average Net Assets:
Expenses before fee waiver(e)	0.80%	0.80%	0.80%	0.80%(f)
Expenses after fee waiver(e)	0.69%	0.67%	0.59%	0.59%(f)
Net investment income (loss)	1.17%	2.69%	1.40%	0.53%(f)
Portfolio turnover rate(g)	401%	681%	1003%	231%(d)

(a)    For the period July 13, 2021 (commencement of operations) to April 30, 2022.

(b)    Per share amounts calculated using average shares method.

(c)     Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    Not Annualized for periods less than one year.

(e)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(f)     Annualized for periods less than one year.

(g)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(h)    In 2025, 0.36% of the Fund’s total return consists of a reimbursement by the Adviser for a realized investment loss due to a trade error. Excluding this item, total return would have been 3.16%.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2025

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Beta ETF

Cabana Target Drawdown 10 ETF

Cabana Target Leading Sector Moderate ETF

The Cabana Target Beta ETF, the Cabana Target Drawdown 10 ETF and the Cabana Target Leading Sector Moderate ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Cabana Target Beta ETF seeks to provide long-term growth. The Cabana Target Beta ETF seeks to achieve its investment objective by targeting a one year rolling beta of 0.35 relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and may vary based on the fund’s proprietary algorithm for assessing market and economic conditions. Beta is a measure of the volatility of an asset relative to the overall market. The Cabana Target Drawdown 10 ETF seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among ETFs in the following five major asset classes: equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Moderate ETF seeks to provide long-term growth and seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Cabana Target Beta ETF and the Cabana Target Drawdown 10 ETF commenced operations on September 17, 2020, and the Cabana Target Leading Sector Moderate ETF commenced operations on July 13, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

(b)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

The following is a summary of the valuations as of April 30, 2025, for each Fund based upon the three levels defined above:

Cabana Target Beta ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$73,027,161	$—	$—	$73,027,161
Total	$73,027,161	$—	$—	$73,027,161

Cabana Target Drawdown 10 ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$154,019,705	$—	$—	$154,019,705
Short-Term Investments	1,802,500	—	—	1,802,500
Total	$155,822,205	$—	$—	$155,822,205

Cabana Target Leading Sector Moderate ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$119,004,582	$—	$—	$119,004,582
Short-Term Investments	25,919,950	—	—	25,919,950
Total	$144,924,532	$—	$—	$144,924,532

*   See Schedule of Investments for additional detailed categorizations.

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2025, The Cabana Target Beta ETF did not meet the qualified income test under Subchapter M of the Internal Code of 1986 for the tax year ended April 30, 2025, because it did not generate at least 90% of its gross income from qualifying sources. However, the fund intends to continue to qualify as a regulated investment company pursuant to Internal Revenue Code 851(i). Accordingly, the Fund has recorded an estimated tax liability pursuant to this provision in the amount of $252,856. The Cabana Target Drawdown 10 ETF and Cabana Target Leading Sector Moderate ETF did not have any interest or penalties associated with the underpayment of any income taxes.

(e)    Distributions to Shareholders

The Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Moderate ETF distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification

(f)     Payment from affiliate

The Cabana Target Leading Sector Moderate ETF was reimbursed $414,576 from Cabana Asset Management as a result of a trading error which is included in net increase from payment made by affiliate on the Fund’s Statement of Operations.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has voluntarily elected to waive a portion of the Advisory Fee attributable to the income tax expense. Fees waived pursuant to this voluntary waiver are not subject to recoupment in future periods. As of April 30, 2025, the Adviser waived $66,961 in advisory fees pursuant to the voluntary waiver.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2025, unless earlier terminated by the Trust for any reason at any time with the approval of the Board.

Fund	Expenses Waived
Cabana Target Beta ETF	$102,489
Cabana Target Drawdown 10 ETF	225,464
Cabana Target Leading Sector Moderate ETF	168,871

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly. Assets of each of the Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

(d)    Other Servicing Agreements

Effective June 14, 2024, Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees. Prior to June 14, 2024, The Bank of New York Mellon provided administration, fund accounting services, transfer agent and custodian services to the Funds.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$184,495,722	$184,297,247
Cabana Target Drawdown 10 ETF	521,067,803	521,776,642
Cabana Target Leading Sector Moderate ETF	613,022,695	614,032,193

Purchases and sales of in-kind transactions for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$—	$42,484,353
Cabana Target Drawdown 10 ETF	—	89,545,653
Cabana Target Leading Sector Moderate ETF	—	65,732,096

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the fiscal year ended April 30, 2025, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

Fund	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Cabana Target Drawdown 10 ETF	$6,092,391	$—	$—
Cabana Target Leading Sector Moderate ETF	—	6,092,391	(231,783)

5.     Capital Share Transactions

Fund Shares are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2025, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Cabana Target Beta ETF	$1,133,103	$(1,133,103)
Cabana Target Drawdown 10 ETF	4,233,024	(4,233,024)
Cabana Target Leading Sector Moderate ETF	2,386,065	(2,386,065)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

The tax character of the distributions paid during the tax year ended April 30, 2025, and April 30, 2024, was as follows:

	Year Ended April 30, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Cabana Target Beta ETF	$2,714,812	$—	$—	$2,714,812
Cabana Target Drawdown 10 ETF	5,029,377	—	—	5,029,377
Cabana Target Leading Sector Moderate ETF	2,937,259	—	—	2,937,259
	Year Ended April 30, 2024
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Cabana Target Beta ETF	$3,746,980	$—	$296,809	$4,043,789
Cabana Target Drawdown 10 ETF	7,468,134	—	—	7,468,134
Cabana Target Leading Sector Moderate ETF	2,578,282	—	—	2,578,282

As of the tax year ended April 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Beta ETF	$—	$(81,077,975)	$366,172	$(80,711,803)
Cabana Target Drawdown 10 ETF	—	(391,940,765)	1,493,811	(390,446,954)
Cabana Target Leading Sector Moderate ETF	390,328	(227,441,941)	5,360,936	(221,690,677)

At April 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Beta ETF	$72,660,989	$366,172	$—	$366,172
Cabana Target Drawdown 10 ETF	154,328,394	1,493,811	—	1,493,811
Cabana Target Leading Sector Moderate ETF	139,563,596	5,360,936	—	5,360,936

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount	CLCF Utilized
Cabana Target Beta ETF	$80,790,536	$287,439	$81,077,975	$—
Cabana Target Drawdown 10 ETF	391,940,765	—	391,940,765	168,514,883
Cabana Target Leading Sector Moderate ETF	227,441,941	—	227,441,941	185,265,630

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

8.     Securities Lending

Each Fund has entered into a Securities Lending Agreement with the Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than American Depositary Receipts (ADRs)). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in short-term investments by the Lending Agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments, if any.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits each Fund, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Cabana Target Drawdown 10 ETF	$1,743,000	$1,743,000	$—	$—
Cabana Target Leading Sector Moderate ETF	25,064,340	25,064,340	—	—

(1)    Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

The value of loaned securities and related collateral outstanding at April 30, 2025, are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in Short-Term Investments with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Cabana Target Drawdown 10 ETF
Short-Term Investments	$1,802,500	$—	$—	$—	$1,802,500

Cabana Target Leading Sector Moderate ETF
Short-Term Investments	$25,919,950	$—	$—	$—	$25,919,950

9.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.   Reorganization

At a meeting held on November 8, 2023, the Board of the Trust approved the following reorganizations (each, a “Reorganization”) of the Cabana Target Drawdown 13 ETF, the Cabana Target Drawdown 16 ETF, the Cabana Target Leading Sector Conservative ETF, and the Cabana Target Leading Sector Aggressive ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Exchange Listed Funds Trust. The Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF and (ii) the Reorganization of the Cabana Target Leading Sector Aggressive ETF and the Cabana Target Leading Sector Conservative ETF into the Cabana Target Leading Sector Moderate ETF (collectively, with the Cabana Target Drawdown 10 ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on January 5, 2024.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Each Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Acquiring Fund Name	Acquiring Fund’s Net Assets before Reorganization	Acquiring Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000	$397,961,234	17,366,665
Cabana Target Leading Sector Moderate ETF	98,644,359	4,875,000	161,513,081	7,981,941

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

A reconciliation of each Acquiring Fund’s ending net assets and shares outstanding after the Reorganizations were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000
Cabana Drawdown 13 ETF	67,429,054	2,942,530
Cabana Drawdown 16 ETF	44,092,226	1,924,135
Total	$397,961,234	17,366,665

Cabana Target Leading Sector Moderate ETF	$98,644,359	4,875,000
Cabana Target Leading Sector Aggressive ETF	38,784,583	1,916,719
Cabana Target Leading Sector Conservative ETF	24,084,139	1,190,222
Total	$161,513,081	7,981,941

The net unrealized appreciation (depreciation) for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)
Cabana Drawdown 13 ETF	$1,725,652
Cabana Drawdown 16 ETF	1,148,448
Cabana Target Leading Sector Aggressive ETF	1,300,157
Cabana Target Leading Sector Conservative ETF	210,110

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

For accounting and financial reporting purposes, the Acquiring Funds are the accounting survivors and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Funds. The Acquiring Funds are the accounting survivors for performance purposes.

11.   New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM April 30, 2025

To the Shareholders of Cabana Target Beta ETF, Cabana Target Drawdown 10 ETF, and Cabana Target Leading Sector Moderate ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”) as of April 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and for the period from September 17, 2020 (commencement of operations) through April 30, 2021
Cabana Target Leading Sector Moderate ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30,2025, 2024, 2023, and for the period from July 13, 2021 (commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2025

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Unaudited) April 30, 2025

Tax Information

For the year ended April 30, 2025, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Cabana Target Beta ETF	28%
Cabana Target Drawdown 10 ETF	62%
Cabana Target Leading Sector Moderate ETF	52%

For the year ended April 30, 2025, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Cabana Target Beta ETF	28%
Cabana Target Drawdown 10 ETF	55%
Cabana Target Leading Sector Moderate ETF	52%

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at https://www.cabanaetfs.com/investor-materials.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR Items 8-11) (Unaudited) (Continued) April 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $19,323 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)            The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: July 2, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: July 2, 2025	Principal Executive Officer

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: July 2, 2025	Principal Financial Officer